Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Components of Other Non-Current Assets:
Other non-current assets	$ 25,130	$ 37,891
Total other non-current assets	327,176	157,504
OLT Offshore LNG Toscana
Components of Other Non-Current Assets:
Investment in OLT Offshore LNG Toscana	$ 7,347	$ 7,347
Noncontrolling interest, ownership percentage by noncontrolling owners	2.70%	2.70%
Golar Gimi and Gandria
Components of Other Non-Current Assets:
Other non-current assets	$ 15,000	$ 31,000
Interest Rate Swap
Components of Other Non-Current Assets:
Derivatives	14,229	10,166
Earn-out Units
Components of Other Non-Current Assets:
Derivatives	0	7,400
FLNG | FLNG derivative
Components of Other Non-Current Assets:
Derivatives	$ 280,470	$ 94,700